Trade receivables	12 Months Ended
Dec. 31, 2024
Trade receivables
Trade receivables

21.Trade receivables

	At December 31,
(Euro thousands)	2024	2023
Trade receivables	34,550	51,840
Loss allowance	(6,451)	(6,183)
Total trade receivables	28,099	45,657

The trade receivables are comprised essentially of receivables from wholesalers or agents, who are limited in number and with whom the Group maintains long-term relationships.

The following table provides a breakdown for the loss allowance:

	For the years ended December 31,
(Euro thousands)	2024	2023
At January 1,	6,183	6,211
Provisions	1,656	383
Write off	(1,501)	(334)
Net foreign exchange differences	113	(77)
At December 31,	6,451	6,183

For each of the fiscal years presented, no single customer accounted for more than 5% of the Group’s consolidated revenue. The present value of trade receivables is identical to its carrying amount.